Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 147,581	$ 2,309,303	$ 514,140
Trade and other receivables	873,490	5,330,181	4,470,101
Total principal related party loan receivable	6,529,191	633,773
Inventories		5,897,651	6,202,160
Other current assets	3,278,169	999,160	201,830
Current assets held for sale	21,384,734
TOTAL CURRENT ASSETS	32,213,165	15,170,068	11,388,231
NON-CURRENT ASSETS
Property, plant and equipment		15,646,308	14,617,513
Right of use assets-operating lease		848,364	944,420
Other assets			429,841
Deferred tax assets, net	12,449	34,270	34,270
Intangible assets, net	13,663,634	2,582,495	2,582,495
TOTAL NON-CURRENT ASSETS	13,676,083	19,111,437	18,608,539
TOTAL ASSETS	45,889,248	34,281,505	29,996,770
CURRENT LIABILITIES
Trade and other payables	6,622,148	12,744,630	10,455,684
Borrowings		6,472,136	978,574
Operating lease liabilities - current		89,109	89,109
Taxes payable			128,927
Related party loans		5,880,571	4,111,661
Convertible note, net of discount		1,169,690	1,181,953
Warrant liabilities	22,245,000	180,918	238,613
Promissory note – related party, current		1,538,322	968,216
Employee benefits		150,799	201,024
Current liabilities held for sale	21,384,733
TOTAL CURRENT LIABILITIES	50,251,881	28,226,175	18,353,761
NON-CURRENT LIABILITIES
Borrowings			5,051,910
Promissory note - related party, non-current			273,676
Operating lease liabilities - non-current		713,235	879,347
Related party loans		688,059	4,530,507
Deferred tax liabilities	1,972,642
TOTAL NON-CURRENT LIABILITIES	1,972,642	1,401,294	10,735,440
TOTAL LIABILITIES	52,224,523	29,627,469	29,089,201
NET ASSETS	(6,335,275)	4,654,036	907,569
EQUITY
Share capital	6,981	4,029	3,562
Share premium	24,932,292	22,292,939	17,064,658
Foreign currency translation reserve	16,653	(19,969)
Accumulated losses	(38,262,765)	(19,247,033)	(17,950,222)
Total (deficit) equity attributable to equity holders of the Company	(13,306,839)	3,029,966	(882,002)
Non-controlling interests	6,971,564	1,624,070	1,789,571
TOTAL EQUITY	$ (6,335,275)	$ 4,654,036	$ 907,569